Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Customer Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Tables) [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Customer	2020		2019		2018
Everbright Environmental Energy (Jinan) Co., Ltd.	*	%	12.81%		*	%
Entity A and its subsidiaries	*	%	28.21%		40.25%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”)	*	%	*	%	35.87%
Jincai, a related party	42.91%		*	%	*	%
Yantai Ruineng Eco-Technology, Ltd. (“Ruineng”)	14.94%		*	%	*	%
*	Less than 10%

Supplier Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Tables) [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Supplier	2020		2019		2018
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”)	17.57%		*	%	*	%
Entity A and its subsidiaries	*	%	12.47%		14.70%